UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5531

Babson Capital Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, P.O. Box 15189, Springfield, MA 01115-5189

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, P.O. Box 15189, Springfield, MA 01115-5189

(Name and address of agent for service)

Registrant's telephone number, including area code: 413-226-1000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 110 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

Adviser	Transfer Agent & Registrar
Babson Capital Management LLC	DST Systems, Inc.
1500 Main Street, P.O. Box 15189	P.O. Box 219086
Springfield, Massachusetts 01115-5189	Kansas City, MO 64121-9086
1-800-647-7374
Independent Registered Public Accounting Firm
KPMG LLP	Internet Website
Boston, Massachusetts 02110	www.babsoncapital.com/mpv

Counsel to the Trust	Babson Capital Participation Investors
Ropes & Gray LLP	c/o Babson Capital Management LLC
Boston, Massachusetts 02110	1500 Main Street, Suite 2200
Springfield, Massachusetts 01115
Custodian	(413) 226-1516
State Street Bank and Trust Company
Boston, Massachusetts 02116

Investment Objective and Policy
Babson Capital Participation Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol “MPV”. The Trust’s share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade (as defined below), long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. The Trust is prohibited from purchasing below-investment grade securities if, after giving effect to the purchase, more than 75% of the Trusts’ total assets would be invested in below-investment grade securities, which are securities that are rated, at the time of purchase, BB or B by S&P or Ba or B by Moody’s, or, if unrated, are believed by Babson Capital Management LLC (“Babson Capital”) to be of an equivalent quality. In addition, the Trust will not invest in any debt security that is rated, at the time of acquisition, below B by S&P or Moody’s, or if unrated, is believed by Babson Capital to be of an equivalent quality. In addition, the Trust may temporarily invest in high quality, readily marketable securities.
Form N-Q
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record
The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mpv; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital. com/mpv; and (2) on the SEC’s website at http://www.sec.gov.

Babson Capital Participation Investors

TO OUR SHAREHOLDERS

We are pleased to present the June 30, 2013 Quarterly Report of Babson Capital Participation Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 27 cents per share, payable on August 16, 2013 to shareholders of record on August 5, 2013. The Trust paid a 27 cent per share dividend for the preceding quarter. The Trust earned 26 cents per share of net investment income for the second quarter of 2013, compared to 26 cents per share in the previous quarter.

During the second quarter, the net assets of the Trust decreased to $131,772,834 or $12.90 per share compared to $133,137,561 or $13.05 per share on March 31, 2013. This translates into a 0.9% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 15.5%, 14.1%, 9.9%, and 13.7% for the 1-, 3-, 5-, and 10-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price increased 2.0% during the quarter, from $14.35 per share as of March 31, 2013 to $14.63 per share as of June 30, 2013. The Trust’s market price of $14.63 per share equates to a 13.4% premium over the June 30, 2013 net asset value per share of $12.90. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 18.2%, 10.4% and 10.9%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 3.1% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, decreased 1.4% for the quarter.

The Trust closed three new private placement investments and three “follow-on” investments in existing portfolio companies during the second quarter. The three new investments were in ARI Holding Corporation, CG Holdings Manufacturing Company and Hi-Rel Group LLC, while the three follow-on investments were in F G I Equity LLC, K & N Parent, Inc. and Safety Infrastructure Solutions. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these six transactions was $4,709,211.

U.S. middle market buyout activity continued at a sluggish pace during the second quarter of 2013. In fact, the level of private equity backed deals completed in the first half of 2013 was at its lowest level since 2009. While there is a shortage of quality deal flow, there is plenty of equity capital and senior and mezzanine debt looking to be invested. The result is that attractive companies are being aggressively pursued by buyers and lenders alike, pushing both purchase price multiples and leverage levels up. As we head into the third quarter of 2013, most market participants expect deal flow to improve over the remainder of the year. We currently have a number of deals under review and hope that our new investment activity in the second half of the year will exceed that of the first half of the year. We continue to be cautious, though, in light of the more aggressive leverage multiples and mezzanine pricing we are seeing in the market. We intend to maintain the same discipline and investment philosophy, based on taking prudent levels of risk and getting paid appropriately for the risks taken, that has served us well for so many years.

The quality of the Trust’s existing portfolio remained solid through the second quarter. We are pleased that sales and earnings for the Trust’s portfolio as a whole continued their upward momentum. We had no exits from the portfolio in the second quarter, but we have a healthy backlog of companies in the process of being sold and expect the second half of the year to be active for realizations. On the negative side of the ledger, however, we saw refinancing activity in the portfolio continue at a high level in the second quarter. These transactions, in which the debt instruments held by the Trust were fully or partially prepaid, are being driven by companies seeking to take advantage of low interest rates and plentiful credit. We had six portfolio companies fully or partially prepay the Trust’s debt holdings in the second quarter, on top of eight in the first quarter. As mentioned in prior reports, the loss of these income-producing investments, unless replaced by new investments, could adversely affect the Trust’s ability to sustain its dividend level in the quarters ahead.

(Continued)

Thank you for your continued interest in and support of Babson Capital Participation Investors.

Sincerely,

Michael L. Klofas
President

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

Babson Capital Participation Investors

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $103,576,891)	$96,755,169
Corporate restricted securities at market value
(Cost - $9,012,490)	9,075,198
Corporate public securities at market value
(Cost - $27,867,626)	28,792,409
Short-term securities at amortized cost	5,449,374
Total investments (Cost - $145,906,381)	140,072,150
Cash	6,168,843
Interest receivable	1,577,178
Receivable for investments sold	45,339
Other assets	26,254

Total assets	147,889,764

Liabilities:
Note payable	15,000,000
Deferred tax liability	530,514
Investment advisory fee payable	296,489
Tax payable	149,095
Interest payable	27,267
Accrued expenses	113,565

Total liabilities	16,116,930

Total net assets	$131,772,834

Net Assets:

Common shares, par value $.01 per share	$102,142
Additional paid-in capital	95,384,810
Retained net realized gain on investments, prior years	33,733,164
Undistributed net investment income	4,043,523
Accumulated net realized gain on investments	4,873,940
Net unrealized depreciation of investments	(6,364,745)

Total net assets	$131,772,834

Common shares issued and outstanding (14,785,750 authorized)	10,214,201

Net asset value per share	$12.90

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the six months ended June 30, 2013
(Unaudited)

Investment Income:
Interest	$6,341,792
Dividends	101,515
Other	116,602

Total investment income	6,559,909

Expenses:
Investment advisory fees	596,049
Interest	306,750
Trustees’ fees and expenses	168,000
Professional fees	113,400
Reports to shareholders	45,000
Custodian fees	15,000
Other	11,548

Total expenses	1,255,747

Investment income - net	5,304,162

Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	1,197,232
Income tax expense	(1,572)
Net realized gain on investments after taxes	1,195,660
Net change in unrealized depreciation of investments before taxes	(206,909)
Net change in deferred income tax expense	(62,880)
Net change in unrealized depreciation of investments after taxes	(269,789)

Net gain on investments	925,871

Net increase in net assets resulting from operations	$6,230,033

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

CONSOLIDATED STATEMENT OF CASH FLOWS
For the six months ended June 30, 2013
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$2,061,556
Purchases of portfolio securities	(16,200,894)
Proceeds from disposition of portfolio securities	18,302,305
Interest, dividends and other income received	5,735,866
Interest expense paid	(306,750)
Operating expenses paid	(975,455)
Income taxes paid	(918,072)

Net cash provided by operating activities	7,698,556

Cash flows from financing activities:
Cash dividends paid from net investment income	(5,503,240)
Receipts for shares issued on reinvestment of dividends	422,439
Net cash used for financing activities	(5,080,801)

Net increase in cash	2,617,755
Cash - beginning of year	3,551,088

Cash - end of period	$6,168,843

Reconciliation of net increase in net assets to net cash provided by operating activities:
Net increase in net assets resulting from operations	$6,230,033
Decrease in investments	2,798,684
Increase in interest receivable	(445,304)
Decrease in other assets	(45,339)
Increase in payable for investments purchased	40,560
Increase in deferred tax liability	62,880
Increase in investment advisory fee payable	8,772
Decrease in tax payable	(916,500)
Increase in accrued expenses	(35,230)
Total adjustments to net assets from operations	1,468,523

Net cash provided by operating activities	$7,698,556

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the
	06/30/2013	year ended
	(Unaudited)	12/31/2012
Increase in net assets:

Operations:
Investment income - net	$5,304,162	$10,965,123
Net realized gain on investments after taxes	1,195,660	2,488,796
Net change in unrealized depreciation of investments after taxes	(269,789)	4,059,101
Net increase in net assets resulting from operations	6,230,033	17,513,020

Increase from common shares issued on reinvestment of dividends
Common shares issued (2013 - 30,952; 2012 - 71,363)	422,439	1,013,772

Dividends to shareholders from:
Net investment income (2013 - $0.27 per share; 2012 - $1.04 per share)	(2,753,763)	(10,584,312)
Net realized gains (2013 - $0.00 per share; 2012 - $0.04 per share)	—	(388,021)
Total increase in net assets	3,898,709	7,554,459

Net assets, beginning of year	127,874,125	120,319,666

Net assets, end of period/year (including undistributed net investment
income of $4,043,523 and $1,493,124, respectively)	$131,772,834	$127,874,125

See Notes to Consolidated Financial Statements

Babson Capital Participation Investors

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
Selected data for each share of beneficial interest outstanding:

	For the six months ended 06/30/2013		For the years ended December 31,
	(Unaudited)		2012	2011		2010	2009	2008
Net asset value:
Beginning of year	$12.56		$11.90	$11.89		$10.91	$11.10	$12.84
Net investment income (a)	0.52		1.08	1.14		1.02	0.94	1.08
Net realized and unrealized
gain (loss) on investments	0.09		0.64	0.08		0.95	(0.13)	(1.82)
Total from investment operations	0.61		1.72	1.22		1.97	(0.81)	0.74
Dividends from net investment
income to common shareholders	(0.27)		(1.04)	(1.23)		(1.00)	(1.00)	(1.00)
Dividends from net realized gain
on investments to common shareholders	—		(0.04)	(0.00	)(b)	—	—	—
Increase from dividends reinvested	(0.00	)(b)	0.02	0.02		0.01	0.00	0.00
Total dividends	(0.27)		(1.06)	(1.21)		(0.99)	(1.00)	(1.00)
Net asset value: End of period/year	$12.90		$12.56	$11.90		$11.89	$10.91	$11.10
Per share market value:
End of period/year	$14.63		$13.91	$15.85		$13.88	$12.20	$9.05
Total investment return
Net asset value (c)	4.84%		15.89%	10.56%		18.71%	7.60%	(6.01%)
Market value (c)	7.25%		(4.54%)	24.16%		22.94%	40.86%	(25.36%)
Net assets (in millions):
End of period/year	$131.77		$127.87	$120.32		$119.54	$108.93	$110.18
Ratio of operating expenses
to average net assets	1.46	%(e)	1.51%	1.42%		1.46%	1.41%	1.33%
Ratio of interest expense
to average net assets	0.47	%(e)	0.49%	0.56%		0.61%	0.63%	0.58%
Ratio of income tax expense
to average net assets (d)	0.00	%(e)	0.83%	0.20%		0.46%	0.00%	0.00%
Ratio of net expenses
to average net assets	1.93	%(e)	2.83%	2.18%		2.53%	2.04%	1.91%
Ratio of net investment income
to average net assets	8.18	%(e)	8.82%	9.33%		8.96%	8.55%	8.74%
Portfolio turnover	12%		34%	21%		27%	23%	32%

(a)	Calculated using average shares.
(b)	Rounds to less than $0.01 per share.
(c)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(e)	Annualized

Senior borrowings:
Total principal amount (in millions)	$15	$15	$15	$12	$12	$12
Asset coverage per $1,000
of indebtedness	$9,785	$9,525	$9,021	$10,962	$10,077	$10.181

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2013
(Unaudited)

Corporate Restricted Securities - 80.31%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 73.42%

1492 Acquisition LLC
A leading producer of premium Italian cured meats and deli meats in the U.S.
14% Senior Subordinated Note due 2019	$1,152,411	10/17/12	$1,131,097	$1,111,395
Limited Liability Company Unit Class A Common (B)	11,364 uts.	10/17/12	11,364	17,566
Limited Liability Company Unit Class A Preferred (B)	102 uts.	10/17/12	102,270	106,054
			1,244,731	1,235,015
A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	184,615 shs.	11/10/09	184,615	447,097
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	92,308 shs.	11/10/09	68,566	223,550
			253,181	670,647
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
Limited Partnership Interest (B)	12.26% int.	11/21/07	119,009	170,092

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
Limited Liability Company Unit Class A (B)	2,186 uts.	*	78,340	118,276
Limited Liability Company Unit Class B (B)	1,479 uts.	10/09/09	52,999	80,023
* 10/09/09 and 10/27/10.			131,339	198,299

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	210,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,626	—
Common Stock (B)	60,000 shs.	05/15/08	60,000	—
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	—
			894,224	210,000
ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$500,000	08/01/12	451,701	486,299
Preferred Stock Series A (B)	125,000 shs.	08/01/12	125,000	115,895
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	22,414 shs.	08/01/12	42,446	—
			619,147	602,194

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ACP Cascade Holdings LLC
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
Limited Liability Company Unit Class B (B)	32 shs.	11/09/12	$—	$—

Advanced Manufacturing Enterprises LLC
A designer and manufacturer of large, custom gearing products for a number of critical customer applications.
14% Senior Subordinated Note due 2018	$1,134,615	12/07/12	1,118,651	1,080,812
Limited Liability Company Unit (B)	1,154 uts.	12/07/12	115,385	78,994
			1,234,036	1,159,806
Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	421 shs.	12/27/07	208,456	799,310
Convertible Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	52,730
			230,056	852,040
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$603,697	09/26/08	579,817	603,697
Common Stock (B)	713 shs.	09/26/08	71,303	128,054
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	91,056
			697,704	822,807
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$1,237,502	*	1,229,414	1,237,502
Preferred Class A Unit (B)	1,706 uts.	**	170,600	241,736
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	177,139
Common Class B Unit (B)	16,100 uts.	01/22/04	1	—
Common Class D Unit (B)	3,690 uts.	09/12/06	—	—
* 01/22/04 and 06/09/08.			1,480,804	1,656,377
** 01/22/04 and 09/12/06.

AMS Holding LLC
A leading multi-channel direct marketer of high-value collectible coins and proprietary-branded jewelry and watches.
14.25% Senior Subordinated Note due 2019	$1,155,361	10/04/12	1,134,108	1,143,133
Limited Liability Company Unit Class A Preferred (B)	114 uts.	10/04/12	113,636	113,630
			1,247,744	1,256,763

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,012,500	04/28/09	$928,354	$1,012,500
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	216,400
Common Stock (B)	723 shs.	04/28/09	723	80,400
			1,091,346	1,309,300
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$782,008	12/21/11	765,167	781,425
Limited Liability Company Unit Class B (B)	28 uts.	12/21/11	28,418	37,032
Limited Liability Company Unit Class C (B)	222 uts.	12/21/11	221,582	288,722
			1,015,167	1,107,179
ARI Holding Corporation
A leading national supplier of products used primarily by specialty contractors.
13.5% Senior Subordinated Note due 2020	$1,305,336	05/21/13	1,279,525	1,267,238
Preferred Stock Series (B)	29 shs.	05/21/13	289,604	275,135
Common Stock (B)	29 shs.	05/21/13	32,178	30,571
			1,601,307	1,572,944
Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2016 (D)	$780,136	05/18/05	717,775	780,136
Preferred Stock (B)	33 shs.	10/16/09	33,224	69,149
Common Stock (B)	263 shs.	05/18/05	263,298	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	—
			1,073,659	849,285
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$942,213	04/20/12	925,827	961,057
Common Stock (B)	754 shs.	04/20/12	75,376	119,597
			1,001,203	1,080,654
Blue Wave Products, Inc.
A distributor of pool supplies.
10% Senior Secured Term Note due 2018	$317,730	10/12/12	311,955	309,644
13% Senior Subordinated Note due 2019	$320,031	10/12/12	298,016	308,869
Common Stock (B)	51,064 shs.	10/12/12	51,064	33,892
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	20,216 shs.	10/12/12	20,216	13,418
			681,251	665,823

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

BP SCI LLC
A leading value-added distributor of branded pipes, valves, and fittings (PVF) to diversified end markets.
14% Senior Subordinated Note due 2018	$1,056,552	10/17/12	$1,037,357	$1,022,861
Limited Liability Company Unit Class A (B)	417 uts.	10/17/12	41,667	34,173
Limited Liability Company Unit Class B (B)	167 uts.	10/17/12	166,666	175,962
			1,245,690	1,232,996
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	1,194,011	1,147,507
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	55,985
Common Stock (B)	1 sh.	06/30/06	152	—
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	19,676
			1,384,869	1,223,168
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$107,268	08/07/08	106,776	107,268
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	412,123	429,070
Common Stock (B)	41,860 shs.	08/07/08	41,860	60,919
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	47,900
			593,724	645,157
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	252	623,596
* 12/30/97 and 05/29/99.

CG Holdings Manufacturing Company
A coating provider in the fragmented North American market, serving the automotive, agricultural, heavy truck and other end markets.
13% Senior Subordinated Note due 2019	$1,136,364	05/09/13	1,070,008	1,101,116
Preferred Stock (B)	1,023 shs.	05/09/13	102,272	97,159
Preferred Stock-OID (B)	402 shs.	05/09/13	40,215	38,204
Common Stock (B)	105 shs.	05/09/13	11,364	10,741
Warrant, exercisable until 2023, to purchase
common stock at $.01 per share (B)	48 shs.	05/09/13	4,465	—
			1,228,324	1,247,220

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$739,459	01/19/11	$706,940	$746,464
14% Senior Subordinated Note due 2019	$190,972	08/03/12	187,530	188,362
Common Stock (B)	375 shs.	01/19/11	37,500	44,754
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	35,179
			961,220	1,014,759
Church Services Holding Company
A provider of diversified residential services to homeowners in Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$410,191	03/26/12	398,484	408,666
Common Stock (B)	1,327 shs.	*	132,700	106,098
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	57 shs.	03/26/12	5,740	4,557
* 03/26/12, 05/25/12 and 06/19/12.			536,924	519,321

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	147 shs.	12/02/08	146,594	207,531

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$771,051	01/12/07	719,299	747,285
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	32,269
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	25,014
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	—	715,671
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	—	—
			861,668	1,520,239
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	370,796	821,319
Preferred Stock Series C (B)	3,748 shs.	07/05/07	125,207	339,003
Common Stock (B)	380 shs.	07/05/07	4	—
Limited Partnership Interest (B)	6.88% int.	*	103,135	—
* 08/12/04 and 01/14/05.			599,142	1,160,322

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	10 shs.	08/04/05	$72,617	$361,414

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$1,032,750	08/21/08	986,915	1,032,750
Common Stock (B)	135,000 shs.	08/21/08	135,000	81,445
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	43,459
			1,225,058	1,157,654
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
Preferred Stock PIK (B)	156 shs.	10/27/09	156,468	183,528
Preferred Stock Series A (B)	114 shs.	10/27/09	104,373	134,089
Common Stock (B)	38 shs.	10/27/09	38,244	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	—
			324,820	317,617
DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$1,309,272	05/04/12	1,286,310	1,244,245
Preferred Stock (B)	25 shs.	05/04/12	252,434	256,969
Common Stock (B)	25 shs.	05/04/12	28,048	—
			1,566,792	1,501,214
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$77,143	11/01/06	77,069	76,654
13% Senior Subordinated Note due 2014	$488,572	11/01/06	474,446	481,276
Common Stock (B)	102,857 shs.	11/01/06	102,857	25,390
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	7,972
			699,035	591,292
E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$1,311,166	01/08/08	1,300,555	1,311,166
Common Stock (B)	349 shs.	01/08/08	174,701	200,391
			1,475,256	1,511,557

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	$860,177	$935,389
Common Stock (B)	50 shs.	02/01/10	50,000	52,222
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	124,518
			1,017,277	1,112,129
ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$933,902	03/01/12	918,030	932,096
Common Stock (B)	41 shs.	03/01/12	90,909	104,519
			1,008,939	1,036,615
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$913,022	09/27/10	901,817	922,152
Limited Liability Company Unit Preferred (B)	171 uts.	09/27/10	58,345	187,963
Limited Liability Company Unit (B)	171 uts.	09/27/10	17,073	21,550
			977,235	1,131,665
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
13.25% Senior Subordinated Note due 2018	$435,085	05/02/13	430,846	436,317
14.25% Senior Subordinated Note due 2018	$113,390	02/29/12	113,422	115,658
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	145,436
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	18,233
Limited Liability Company Unit Class B-3 (B)	6,522 uts.	08/30/12	15,000	16,028
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	23,230
			649,314	754,902
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2014 (D)	$655,392	04/13/06	519,050	622,622
14% Senior Subordinated Note due 2014 (D)	$432,280	04/13/06	290,908	—
			809,958	622,622
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$1,000,000	10/19/10	952,058	1,010,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	545,535
			999,016	1,555,535

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

GD Dental Services LLC
A provider of convenient “onestop” general, specialty, and cosmetic dental services with 21 offices located throughout South and Central Florida.
14% Senior Subordinated Note due 2019	$1,178,854	10/05/12	$1,156,917	$1,144,965
Limited Liability Company Unit Common (B)	767 uts.	10/05/12	767	—
Limited Liability Company Unit Preferred (B)	76 uts.	10/05/12	75,920	74,245
			1,233,604	1,219,210
gloProfessional Holdings, Inc.
A marketer and distributor of premium mineral-based cosmetics, cosmeceuticals and professional hair care products to the professional spa and physician’s office channels.
14% Senior Subordinated Note due 2019	$1,137,738	03/27/13	1,115,740	1,114,944
Common Stock (B)	1,181 shs.	03/27/13	118,110	101,960
			1,233,850	1,216,904
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,012,500	11/01/07	938,215	—
14% PIK Note due 2015 (D)	$250,259	12/31/08	217,699	—
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	151,643 shs.	11/01/07	77,643	—
			1,233,557	—
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$362,700	10/15/09	271,181	—
Preferred Stock (B)	21 shs.	*	21,428	—
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	—
Common Stock (B)	180 shs.	02/10/06	180,000	—
Common Stock Class C (B)	296 shs.	10/15/09	—	—
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	—
* 09/18/07 and 06/27/08.			1,348,028	—

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$461,539	11/14/11	433,574	475,385
Common Stock (B)	38 shs.	11/14/11	38,461	85,670
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	28 shs.	11/14/11	25,596	61,345
			497,631	622,400

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Healthcare Direct Holding Company
A direct-to-customer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$717,061	03/09/12	$704,846	$683,602
Common Stock (B)	517 shs.	03/09/12	51,724	16,508
			756,570	700,110
Hi-Rel Group LLC
A manufacturer and distributor of precision metal piece parts for the microelectronic packaging industry, serving the aerospace/ defense, telecommunications, and medical end markets.
12% Senior Subordinated Note due 2018	$703,125	04/15/13	658,113	682,213
Limited Liability Company Unit (B)	234 uts.	04/15/13	234,375	222,661
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37,177 shs.	04/15/13	32,344	372
			924,832	905,246
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	33 shs.	*	33,216	84,238
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	106 shs.	*	105,618	267,827
* 06/30/04 and 08/19/04.			138,834	352,065

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class G (B)	114 uts.	10/14/11	—	—
Limited Liability Company Unit Class H (B)	47 uts.	10/14/11	—	—
Limited Liability Company Unit Class I (B)	47 uts.	10/14/11	—	—
			—	—
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$1,098,837	08/19/08	1,055,166	1,060,023
Common Stock (B)	251 shs.	08/19/08	251,163	53,298
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	13,777
			1,366,562	1,127,098
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$1,153,750	09/27/12	1,132,545	1,108,841
Preferred Stock Series A (B)	1,127 shs.	09/27/12	112,726	119,760
Common Stock (B)	910 shs.	09/27/12	910	3,397
			1,246,181	1,231,998

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
Common Stock (B)	93 shs.	10/27/11	$92,854	$126,743

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	248,788

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$1,350,000	07/07/09	1,236,405	—
Limited Liability Company Unit (B)	1,647 uts.	07/07/09	98,833	—
			1,335,238	—
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$833,333	12/20/10	741,147	841,666
Preferred Stock A (B)	165 shs.	12/20/10	165,000	132,304
Preferred Stock B (B)	0.06 shs.	12/20/10	—	48
Common Stock (B)	33 shs.	12/20/10	1,667	—
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	—
			1,013,457	974,018
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	25,511

JMH Investors LLC
A developer and manufacturer of custom formulations for a wide variety of foods.
14.25% Senior Subordinated Note due 2019	$1,045,955	12/05/12	1,026,313	1,020,651
Limited Liability Company Unit (B)	217,391 uts.	12/05/12	217,391	188,754
			1,243,704	1,209,405
K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2019	$1,137,087	12/23/11	1,110,988	1,109,511
Preferred Stock Series A (B)	102 shs.	12/23/11	39,887	113,181
Preferred Stock Series B (B)	29 shs.	12/23/11	—	32,031
Common Stock (B)	130 shs.	12/23/11	6,522	37,409
			1,157,397	1,292,132

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$2,268,785	*	$2,117,213	$2,268,785
Common Stock (B)	71,053 shs.	05/25/06	71,053	39,017
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	23,942
* 05/25/06 and 04/12/11.			2,226,137	2,331,744

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
Common Stock (B)	232,826 shs.	12/10/10	232,826	246,575

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	29,348	58,000
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	41,919
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	9,077
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	67 shs.	09/17/09	—	12,034
			327,925	159,910
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$1,170,975	08/15/11	1,152,215	1,186,531
Common Stock (B)	105 shs.	08/15/11	105,019	132,583
			1,257,234	1,319,114
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	32 shs.	09/12/08	32,143	40,510
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	43,750
			66,857	84,260
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	262,776
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	36,791
* 05/04/07 and 01/02/08.			189,262	299,567

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$419,971	01/15/10	$382,213	$419,971
15% Senior Subordinated Note due 2018	$109,649	10/05/10	108,079	103,426
Common Stock (B)	35 shs.	10/05/10	35,400	39,392
Common Stock Class B (B)	118 shs.	01/15/10	117,647	130,917
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	115,862
			737,918	809,568
Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$447,882	09/20/11	440,673	450,103
Limited Liability Company Unit Class A (B)	2,900 uts.	09/20/11	60,000	48,554
Limited Liability Company Unit Class D (B)	291 uts.	09/20/11	—	4,880
			500,673	503,537
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$1,117,495	*	1,047,769	1,128,670
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	444,259
Common Stock (B)	162 shs.	03/01/11	16,226	51,852
Common Stock (B)	153 shs.	09/07/10	15,282	48,971
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	32,967
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	123,547
* 09/07/10 and 03/01/11.			1,267,022	1,830,266

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
Preferred Unit (B)	66 uts.	08/29/08	66,451	85,495
Common Unit Class A (B)	671 uts.	08/29/08	671	43,800
Common Unit Class B (B)	250 uts.	08/29/08	63,564	16,297
			130,686	145,592
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	56 shs.	09/24/08	54,040	84,910
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	261,796
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	13,748
			278,209	360,454

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.

14% Senior Subordinated Note due 2018	$424,528	09/22/11	$417,555	$429,794
Limited Liability Company Unit Series B (B)	155,945 uts.	09/22/11	155,945	124,175
			573,500	553,969
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
7% Senior Subordinated Note due 2014 (D)	$902,727	*	865,676	255,682
Preferred Stock Series A (B)	519 shs.	10/10/12	498,734	—
Common Stock (B)	238 shs.	*	238,000	—
Common Stock Series B (B)	597 shs.	10/10/12	6	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	87 shs.	*	86,281	—
* 08/12/05 and 09/11/06.			1,688,697	255,682

MNX Holding Company
An international third party logistics Company providing customized logistics services to customers across the globe.
14% Senior Subordinated Note due 2019	$1,221,431	11/02/12	1,198,729	1,65,288
Common Stock (B)	45 shs.	11/02/12	44,643	28,144
			1,243,372	1,193,432
Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$823,794	06/28/11	547,745	—
7% Senior Subordinated Note due 2014 (D)	$1,350,000	06/28/11	1,281,479	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	03/31/06	73,125	—
			1,902,349	—

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$948,712	11/30/10	936,056	933,596
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	—	70,368
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	—	6,381
			936,056	1,010,345
NABCO, Inc.
A producer of explosive containment vessels in the United States.
Common Stock (B)	429 shs.	12/20/12	306,091	216,113

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$1,061,463	02/02/07	$1,004,545	$1,008,389
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,077	—
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	—
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	155,546
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	—
* 12/18/08 and 09/30/09.			1,757,202	1,163,935

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
14% Senior Subordinated Note due 2018	$488,028	11/05/10	456,448	492,908
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	20,912
Limited Liability Company Unit Series B (B)	34,931 uts.	11/05/10	34,931	42,367
Limited Liability Company Unit Series F (B)	52,172 uts.	11/05/10	—	161,867
			508,620	718,054
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$1,492,105	*	1,321,263	1,461,614
Limited Partnership Interest (B)	1,740 uts.	*	174,006	51,901
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	2,605 shs.	*	260,479	77,693
* 07/09/09 and 08/09/10.			1,755,748	1,591,208

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$883,117	02/02/11	826,803	891,948
Common Stock (B)	126 shs.	*	125,883	116,935
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	54,575
* 02/02/11 and 06/30/11.			1,005,673	1,063,458

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Corporate Restricted Securities: (A) (Continued)

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$444,445	06/04/10	$417,015	$423,556
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	20,200
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	11,358
Common Stock (B)	344 shs.	06/04/10	344	—
			503,838	455,114
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	743,504
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	125,531
			393,309	869,035
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$1,632,745	12/21/10	1,616,203	1,649,072
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	326,443
Common Stock (B)	29 shs.	12/21/10	13,500	1,278
			1,810,083	1,976,793
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$963,879	12/20/10	950,544	949,368
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	90,418
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	90,418
			1,057,687	1,130,204
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
0% Senior Subordinated Note due 2014	$42,187	12/18/12	—	42,187

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2016	$843,750	12/19/00	842,314	843,750
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	197 shs.	12/21/00	140,625	128,636
			982,939	972,386

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	$59,034	$—
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	—
Common Stock (B)	21,462 shs.	05/22/09	993,816	—
			1,342,900	—
Petroplex Inv Holdings LLC
A leading provider of acidizing services to E&P customers in the Permian Basin.
16% Senior Subordinated Note due 2018	$1,119,949	11/29/12	1,094,513	1,088,547
Limited Liability Company Unit (B)	156,250 uts.	11/29/12	156,250	133,829
			1,250,763	1,222,376
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$888,051	06/03/10	885,767	888,051
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	270,000	99,329
Limited Liability Company Unit (B)	76 uts.	05/22/09	340	10,302
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	4,550 shs.	10/02/06	65,988	616,839
			1,222,095	1,614,521
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures. Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	170,920

Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	187,500 shs.	05/28/04	187,500	207,344
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	199,969 shs.	05/28/04	199,969	221,132
			387,469	428,476
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014	$831,458	12/15/06	811,311	706,739
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	17,816
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	8,407
			1,030,643	732,962

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

REVSpring, Inc.
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$1,149,214	*	$1,131,237	$1,145,909
Limited Liability Company Unit Class A (B)	13,548 uts.	*	135,477	168,769
* 10/21/11 and 08/03/12.			1,266,714	1,314,678

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$460,318	02/09/12	436,645	460,318
Preferred Stock (B)	39,679 shs.	02/09/12	39,678	38,380
Common Stock (B)	369 shs.	02/09/12	4	36,061
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	12,088 shs.	02/09/12	11,980	16,964
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	7,067 shs.	02/09/12	7,067	6,836
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	185 shs.	02/09/12	—	18,082
			495,374	576,641
Rose City Holding Company
A designer and printer of folding cartons and packaging for food and beverage manufacturers on the West Coast.
14.5% Senior Subordinated Note due 2018	$594,059	12/11/12	583,134	577,563
Preferred Stock (B)	39,062 shs.	12/11/12	39,062	35,560
Common Stock (B)	39 shs.	12/11/12	4	—
			622,200	613,123
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$843,750	*	832,536	856,048
Preferred Stock (B)	2,098 shs.	03/30/12	83,920	92,095
Common Stock (B)	983 shs.	03/30/12	9,830	236
* 03/30/12 and 05/16/13.			926,286	948,379

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$ 1,157,231	01/15/09	826,004	289,308

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Signature Systems Holding Company
A seller and installer of a variety of modular surfaces, industrial matting and related products used for ground protection.
12.5% Senior Subordinated Note due 2021	$755,088	03/15/13	$712,582	$736,513
Common Stock (B)	76 shs.	03/15/13	75,509	63,749
Warrant, exercisable until 2023, to purchase
common stock A at $.01 per share (B)	31 shs.	03/15/13	28,316	26,045
			816,407	826,307
Smart Source Holdings LLC
A short-term computer rental company.
Limited Liability Company Unit (B)	328 uts.	*	261,262	467,644
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	83 shs.	*	67,467	118,455
* 08/31/07 and 03/06/08.			328,729	586,099

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2020	$891,858	11/12/10	853,294	900,777
Preferred Stock A (B)	1,132 shs.	11/12/10	100,501	147,895
Preferred Stock B (B)	525 shs.	11/12/10	—	68,629
Common Stock (B)	6,579 shs.	11/12/10	6,579	56,372
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	15,476
			962,180	1,189,149
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
Common Stock (B)	909 shs.	12/01/11	90,909	86,324
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated Note due 2017	$1,200,671	12/15/09	1,079,379	1,130,176
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	44,455
			1,199,613	1,174,631
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	16 shs.	10/23/08	158,824	183,619
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6 shs.	10/23/08	53,285	69,369
			212,109	252,988

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Stag Parkway Holding Company
A distributor of RV parts and accessories in the United States.
13% Senior Subordinated Note due 2018	$1,137,810	12/19/12	$1,086,940	$1,119,050
Common Stock (B)	118 shs.	12/19/12	118,203	105,897
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	35 shs.	12/19/12	31,848	31,097
			1,236,991	1,256,044
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$959,148	07/01/11	943,703	479,574
Preferred Stock Series A (B)	76 shs.	07/01/11	76,046	—
			1,019,749	479,574
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	—	—

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$1,012,642	12/14/10	969,918	991,683
14% Senior Subordinated PIK Note due 2017	$84,484	08/17/12	81,374	82,736
Common Stock (B)	38 shs.	12/14/10	38,168	16,055
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	15,668
			1,126,709	1,106,142
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14% Senior Subordinated Note due 2019	1,750,602	09/02/08	1,683,962	1,750,602
Preferred Stock Series D (B)	257 shs.	02/27/13	25,678	18,658
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	—
			1,775,931	1,769,260

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$664,062	*	$644,369	$—
9.7% Term Note due 2013 (C)	$667,310	06/10/13	667,310	567,214
9.75% Term Note due 2013 (C)	$1,575	06/28/13	1,575	1,338
Common Stock Class B	32 shs.	*	20,136	—
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	287,411	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	—
* 04/28/06 and 09/13/06.			1,654,539	568,552
** 03/01/05 and 10/10/08.

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$1,300,003	10/26/07	1,136,835	1,252,891
Series B Preferred Stock (B)	97 shs.	03/31/10	—	105,275
Common Stock (B)	273 shs.	03/31/10	219,203
			1,356,038	1,358,166
Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$938,651	10/31/07	899,829	890,736
Common Stock (B)	110 shs.	10/31/07	110,430	6,857
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	3,096
			1,056,639	900,689
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2015	$542,400	02/05/98	542,130	542,400
Common Stock (B)	315 shs.	02/04/98	315,000	298,935
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	222 shs.	02/05/98	184,416	210,678
			1,041,546	1,052,013

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$1,222,698	*	$1,191,831	$1,220,503
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	159,474
Common Stock (B)	393 shs.	*	423,985	—
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	*	84,650	—
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	558 shs.	10/20/08	—	—
* 07/19/05 and 12/22/05.			1,828,143	1,379,977

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit (B)	5,888 uts.	02/28/11	109,375	208,887
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	30,973
			145,407	239,860
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	96 shs.	04/30/04	96,400	150,171
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	190,050
			208,506	340,221
U M A Enterprises, Inc
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	960,790

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$414,706	05/17/07	414,495	415,027
13% Senior Subordinated Note due 2014	$370,588	05/17/07	362,871	370,588
18% PIK Convertible Preferred Stock (B)	21,261 shs.	03/13/09	41,440	82,295
Common Stock (B)	70,588 shs.	05/17/07	70,588	109,110
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	20,003 shs.	05/17/07	31,460	30,919
			920,854	1,007,939

Babson Capital Participation Investors

CONSOLIATED SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
Class B Unit (B)	406,525 uts.	10/29/09	$184,266	$—
Class C Unit (B)	450,000 uts.	10/29/09	413,244	490,403
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	—
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	—
* 07/19/04 and 10/29/09.			923,711	490,403

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2016	$911,250	11/30/06	867,531	820,125
Common Stock (B)	101 shs.	11/30/06	101,250	—
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	—
			1,014,571	820,125
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	—
Common Stock (B)	353 shs.	06/08/10	353	—
			70,661	—
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	743,326	800,856
Common Stock (B)	205 shs.	12/16/10	205,480	123,963
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	55 shs.	12/16/10	49,334	33,313
			998,140	958,132
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$654,247	05/14/07	601,454	—
Limited Partnership Interest (B)	12.26% int.	05/14/07	61,308	—
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	47 shs.	05/14/07	44,186	—
			706,948	—
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$885,931	11/03/11	871,524	886,909
Common Stock (B)	1,500 shs.	11/03/11	150,000	161,611
			1,021,524	1,048,520

Total Private Placement Investments (E)			$103,576,891	$96,755,169

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Shares or Principal Amount	Cost	Market Value

Rule 144A Securities - 6.89%:

Bonds 6.89%
AAR Corporation	7.250%	01/15/22	$500,000	$536,801	$536,250
ArcelorMittal	6.125	06/01/18	500,000	513,170	515,000
Calumet Specialty Products Partners L.P.	9.625	08/01/20	500,000	491,716	543,750
Clearwater Paper Corporation	4.500	02/01/23	500,000	495,097	475,000
Cornerstone Chemical Company	9.375	03/15/18	375,000	384,889	393,750
First Data Corporation	7.375	06/15/19	250,000	250,000	256,875
FMG Resources	7.000	11/01/15	250,000	255,912	252,500
Hilcorp Energy Company	7.625	04/15/21	325,000	312,258	344,500
J.B. Poindexter Co., Inc.	9.000	04/01/22	500,000	500,000	525,000
LBC Tank Terminals Holding Netherlands B.V.	6.875	05/15/23	663,000	684,945	664,657
Lear Corporation	4.750	01/15/23	375,000	367,645	356,250
Lennar Corporation	4.750	11/15/22	375,000	369,438	356,250
MEG Energy Corporation	6.375	01/30/23	500,000	500,000	485,000
Neustar Inc.	4.500	01/15/23	375,000	363,042	354,375
NXP BV/NXP Funding LLC	3.750	06/01/18	750,000	750,000	735,000
Penske Corporation	4.875	07/11/22	500,000	498,027	517,590
Safway Group Holding LLC/Finance Corporation	7.000	05/15/18	250,000	250,000	245,000
Samson Investment Company	9.750	02/15/20	350,000	344,429	368,813
Tronox Finance LLC	6.375	08/15/20	375,000	365,873	353,438
Univision Communications	5.125	05/15/23	160,000	160,000	151,200
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,763	255,000
Welltec A/S	8.000	02/01/19	375,000	368,485	390,000
Total Bonds				9,012,490	9,075,198

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)	194	—	—
Total Convertible Preferred Stock		—	—

Preferred Stock - 0.00%
TherOX, Inc. (B)	26	—	—
Total Preferred Stock		—	—

Common Stock - 0.00%
Touchstone Health Partnership (B)	292	—	—
Total Common Stock		—	—

Total Rule 144A Securities		9,012,490	9,075,198
			—
Total Corporate Restricted Securities		$112,589,381	$105,830,367

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Public Securities - 21.85%: (A)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Bonds -21.83%
Accuride Corp	9.500%	08/01/18	$500,000	$483,482	$508,750
Alcoa, Inc.	6.150	08/15/20	600,000	628,140	614,575
Alliant Techsystems Inc.	6.875	09/15/20	500,000	535,205	530,000
Ally Financial, Inc.	5.500	02/15/17	750,000	763,555	783,607
Alta Mesa Financial Services	9.625	10/15/18	750,000	728,721	778,125
Anglogold Holdings PLC	5.375	04/15/20	600,000	604,970	560,938
Avis Budget Car Rental	9.750	03/15/20	375,000	375,000	431,250
B E Aerospace, Inc.	6.875	10/01/20	250,000	256,344	270,000
B&G Foods, Inc.	4.625	06/01/21	440,000	440,000	420,200
Bank of America Corporation	5.875	01/05/21	600,000	622,006	675,292
Bill Barrett Corporation	7.000	10/15/22	500,000	480,165	500,000
Brunswick Corporation	7.125	08/01/27	500,000	504,829	520,000
C R H America, Inc.	5.300	10/15/13	500,000	494,155	506,330
Calumet Specialty Products Partners L.P.	9.375	05/01/19	375,000	352,251	401,250
CCO Holdings Capital Corporation	5.250	09/30/22	500,000	495,307	475,000
Centurytel, Inc.	5.000	02/15/15	500,000	505,812	522,500
CHC Helicopter SA	9.250	10/15/20	1,000,000	932,383	1,025,000
CIT Group, Inc.	5.000	08/15/22	500,000	500,000	496,250
Commercial Metals Company	4.875	05/15/23	750,000	751,561	690,000
Continental Resources, Inc.	5.000	09/15/22	500,000	511,045	508,750
DaVita, Inc.	5.750	08/15/22	500,000	500,000	498,750
Duke Realty Limited Partnership	3.875	10/15/22	500,000	507,972	473,623
Ensco PLC	3.250	03/15/16	600,000	598,692	626,954
EP Energy/EP Finance, Inc.	9.375	05/01/20	500,000	507,898	565,000
Equifax, Inc.	4.450	12/01/14	500,000	505,850	522,362
GATX Corporation	4.750	05/15/15	500,000	501,397	525,887
General Electric Capital Corporation	5.500	01/08/20	500,000	498,592	563,743
Goldman Sachs Group, Inc.	4.750	07/15/13	500,000	499,211	500,701
Headwaters, Inc.	7.625	04/01/19	305,000	305,129	318,725
Health Management Association	6.125	04/15/16	250,000	255,476	268,750
HealthSouth Corporation	7.750	09/15/22	450,000	451,002	479,250
Hertz Corporation	6.750	04/15/19	220,000	217,148	232,650
International Game Technology	7.500	06/15/19	500,000	499,808	578,860
Jabil Circuit, Inc.	4.700	09/15/22	500,000	499,963	481,250
Johnson Controls, Inc.	5.500	01/15/16	500,000	455,337	549,343
Kraft Foods, Inc.	5.375	02/10/20	500,000	512,510	560,827
Masco Corporation	7.125	03/15/20	350,000	349,997	390,250
Meritor, Inc.	6.750	06/15/21	1,000,000	1,000,000	955,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Public Securities (A)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Morgan Stanley	5.500	01/26/20	500,000	498,061	536,693
NBC Universal Media LLC	5.150	04/30/20	500,000	499,468	569,245
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	19,900
Niska Gas Storage Partners LLC	8.875	03/15/18	500,000	505,401	518,750
Omnova Solutions, Inc.	7.875	11/01/18	750,000	763,083	780,000
Peabody Energy Corporation	6.000	11/15/18	500,000	500,542	501,250
Perry Ellis International, Inc.	7.875	04/01/19	375,000	371,692	394,688
Precision Drilling Corporation	6.625	11/15/20	250,000	257,105	253,750
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	499,050	527,445
ServiceMaster Company	7.000	08/15/20	500,000	500,000	474,375
Sprint Nextel Corporation	6.000	12/01/16	500,000	510,271	527,500
Steelcase, Inc.	6.375	02/15/21	500,000	507,128	540,072
Tech Data Corporation	3.750	09/21/17	500,000	506,397	507,930
Thermadyne Holdings Corporation	9.000	12/15/17	250,000	263,373	269,375
Time Warner Cable, Inc.	5.000	02/01/20	500,000	492,692	521,941
Tyson Foods, Inc.	4.500	06/15/22	500,000	515,440	510,912
Unit Corporation	6.625	05/15/21	500,000	494,248	510,000
Weatherford International Limited	4.500	04/15/22	500,000	520,191	494,319
Total Bonds				27,855,055	28,767,887

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Corporate Public Securities (A)	Interest Rate	Due Date	Shares	Cost	Market Value

Common Stock - 0.02%
Intrepid Potash, Inc. (B)			185	$5,920	$3,524
Nortek, Inc. (B)			100	1	6,438
Rue21, Inc. (B)			350	6,650	14,560
Total Common Stock				12,571	24,552

Total Corporate Public Securities				$27,867,626	$28,792,409

Short-Term Securities:	Interest Rate/Yield^	Due Date	Principal Amount	Cost	Market Value
Commercial Paper - 4.14%
Glencore Funding LLC	0.309%	07/16/13	$1,200,000	$1,199,845	$1,199,845
Hewlett Packard Company	0.340	07/15/13	2,000,000	1,999,735	1,999,735
Volvo Group Treasury NA	0.299	07/12/13	2,250,000	2,249,794	2,249,794
Total Short-Term Securities				$5,449,374	$5,449,374

Total Investments	106.30%			$145,906,381	$140,072,150
Other Assets	5.93				7,817,614
Liabilities	(12.23)				(16,116,930)
Total Net Assets	100.00%				$131,772,834

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of June 30, 2013.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of June 30, 2013, the values of these securities amounted to $96,755,169 or 73.42% of net assets.
^	Effective yield at purchase
PIK	Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Industry Classification:	Fair Value/ Market Value		Fair Value/ Market value

AEROSPACE - 3.44%		BROADCASTING & ENTERTAINMENT - 0.83%
A E Company, Inc.	$670,647	HOP Entertainment LLC	$—
AAR Corporation	536,250	NBC Universal Media LLC	569,245
Alliant Techsystems Inc.	530,000	Time Warner Cable, Inc.	521,941
B E Aerospace, Inc.	270,000	Sundance Investco LLC	—
Merex Holding Corporation	553,969	Workplace Media Holding Company	—
Visioneering, Inc.	1,007,939		1,091,186
Whitcraft Holdings, Inc.	958,132	BUILDINGS & REAL ESTATE - 2.13%
	4,526,937	ACP Cascade Holdings LLC	—
AUTOMOBILE - 7.42%		Duke Realty Limited Partnership	473,623
Accuride Corp	508,750	Lennar Corporation	356,250
Avis Budget Car Rental	431,250	Masco Corporation	390,250
CG Holdings Manufacturing Company	1,247,220	Safway Group Holding LLC/Finance Corporation	245,000
DPL Holding Corporation	1,501,214	Sunrise Windows Holding Company	1,106,142
Ideal Tridon Holdings, Inc.	126,743	TruStile Doors, Inc.	239,860
J A C Holding Enterprises, Inc.	974,018		2,811,125
Jason Partners Holdings LLC	25,511
Johnson Controls, Inc.	549,343	CHEMICAL, PLASTICS & RUBBER - 2.18%
K & N Parent, Inc.	1,292,132	Capital Specialty Plastics, Inc.	623,596
Lear Corporation	356,250	Cornerstone Chemical Company	393,750
Meritor, Inc.	955,000	Nicoat Acquisitions LLC	718,054
Ontario Drive & Gear Ltd.	869,035	Omnova Solutions, Inc.	780,000
Penske Corporation	517,590	Tronox Finance LLC	353,438
Qualis Automotive LLC	428,476		2,868,838
	9,782,532	CONSUMER PRODUCTS - 9.29%
BEVERAGE, DRUG & FOOD - 7.53%		AMS Holding LLC	1,256,763
1492 Acquisition LLC	1,235,015	Baby Jogger Holdings LLC	1,080,654
B&G Foods, Inc.	420,200	Bravo Sports Holding Corporation	1,223,168
Eatem Holding Company	1,112,129	Clearwater Paper Corporation	475,000
F F C Holding Corporation	1,131,665	Custom Engineered Wheels, Inc.	317,617
Golden County Foods Holding, Inc.	—	gloProfessional Holdings, Inc.	1,216,904
Hospitality Mints Holding Company	1,127,098	Handi Quilter Holding Company	622,400
JMH Investors LLC	1,209,405	K N B Holdings Corporation	2,331,744
Kraft Foods, Inc.	560,827	Manhattan Beachwear Holding Company	809,568
Snacks Parent Corporation	1,189,149	NXP BV/NXP Funding LLC	735,000
Spartan Foods Holding Company	1,174,631	Perry Ellis International, Inc.	394,688
Specialty Commodities, Inc.	252,988	R A J Manufacturing Holdings LLC	732,962
Tyson Foods, Inc.	510,912	Tranzonic Companies (The)	1,052,013
	9,924,019		12,248,481

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

CONTAINERS, PACKAGING & GLASS - 4.41%		DIVERSIFIED/CONGLOMERATE, SERVICE - 9.54%
Flutes, Inc.	$622,622	A S C Group, Inc.	$198,299
P K C Holding Corporation	1,976,793	A W X Holdings Corporation	210,000
P P T Holdings LLC	1,130,204	Advanced Technologies Holdings	852,040
Paradigm Packaging, Inc.	972,386	Anglogold Holdings PLC	560,938
Rose City Holding Company	613,123	Apex Analytix Holding Corporation	1,309,300
Vitex Packaging Group, Inc.	490,403	Bank of America Corporation	675,292
	5,805,531	C R H America, Inc.	506,330
DISTRIBUTION - 5.90%		Church Services Holding Company	519,321
ARI Holding Corporation	1,572,944	Clough, Harbour and Associates	207,531
Blue Wave Products, Inc.	665,823	Crane Rental Corporation	1,157,654
BP SCI LLC	1,232,996	ELT Holding Company	1,036,615
Duncan Systems, Inc.	591,292	Equifax, Inc.	522,362
RM Holding Company	576,641	HVAC Holdings, Inc.	1,231,998
Signature Systems Holding Company	826,307	Insurance Claims Management, Inc.	248,788
Stag Parkway Holding Company	1,256,044	Mail Communications Group, Inc.	299,567
WP Supply Holding Corporation	1,048,520	Nexeo Solutions LLC	19,900
	7,770,567	Northwest Mailing Services, Inc.	1,591,208
DIVERSIFIED/CONGLOMERATE,		Pearlman Enterprises, Inc.	—
MANUFACTURING - 9.19%		Safety Infrastructure Solutions	948,379
A H C Holding Company, Inc.	170,092	ServiceMaster Company	474,375
Advanced Manufacturing Enterprises LLC	1,159,806		12,569,897
Arrow Tru-Line Holdings, Inc.	849,285	ELECTRONICS - 3.42%
C D N T, Inc.	645,157	Connecticut Electric, Inc.	1,520,239
F G I Equity LLC	754,902	Hewlett Packard Company	1,999,735
G C Holdings	1,555,535	Jabil Circuit, Inc.	481,250
Hi-Rel Group LLC	905,246	Tech Data Corporation	507,930
J.B. Poindexter Co., Inc.	525,000		4,509,154
K P H I Holdings, Inc.	246,575	FINANCIAL SERVICES - 6.39%
K P I Holdings, Inc.	159,910	Ally Financial, Inc.	783,607
LPC Holding Company	1,319,114	Alta Mesa Financial Services	778,125
MEGTEC Holdings, Inc.	360,454	CIT Group, Inc.	496,250
Nortek, Inc.	6,438	GATX Corporation	525,887
O E C Holding Corporation	455,114	General Electric Capital Corporation	563,743
Postle Aluminum Company LLC	1,614,521	Goldman Sachs Group, Inc.	500,701
Truck Bodies & Equipment International	1,379,977	LBC Tank Terminals Holding Netherlands B.V.	664,657
	12,107,126	Morgan Stanley	536,693
		REVSpring, Inc.	1,314,678
		Volvo Group Treasury NA	2,249,794
			8,414,135

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HEALTHCARE, EDUCATION & CHILDCARE - 6.78%		MACHINERY - 4.69%
American Hospice Management Holding LLC	$1,656,377	ABC Industries, Inc.	$602,194
CHG Alternative Education Holding Company	1,014,759	Arch Global Precision LLC	1,107,179
DaVita, Inc.	498,750	E S P Holdco, Inc.	1,511,557
GD Dental Services LLC	1,219,210	M V I Holding, Inc.	84,260
Healthcare Direct Holding Company	700,110	Motion Controls Holdings	1,010,345
HealthSouth Corporation	479,250	NetShape Technologies, Inc.	1,163,935
Marshall Physicians Services LLC	503,537	Pacific Consolidated Holdings LLC	42,187
Qwest Diagnostic, Inc.	527,445	Thermadyne Holdings Corporation	269,375
SouthernCare Holdings, Inc.	86,324	Welltec A/S	390,000
Strata/WLA Holding Corporation	479,574		6,181,032
Synteract Holdings Corporation	1,769,260	MEDICAL DEVICES/BIOTECH - 1.42%
Touchstone Health Partnership	—	ETEX Corporation	—
Wheaton Holding Corporation	—	Health Management Association	268,750
	8,934,596	MedSystems Holdings LLC	145,592
		MicroGroup, Inc.	225,682
HOME & OFFICE FURNISHINGS, HOUSEWARES,		NT Holding Company	1,063,458
AND DURABLE CONSUMER PRODUCTS - 3.85%		Precision Wire Holding Company	170,920
Connor Sport Court International, Inc.	1,160,322	TherOX, Inc.	—
H M Holding Company	—		1,874,402
Home Décor Holding Company	352,065	MINING, STEEL, IRON & NON-PRECIOUS
Monessen Holding Corporation	—	METALS - 2.47%
Steelcase, Inc.	540,072	Alcoa, Inc.	614,575
Transpac Holding Company	900,689	Commercial Metals Company	690,000
U-Line Corporation	340,221	FMG Resources	252,500
U M A Enterprises, Inc.	960,790	Glencore Funding LLC	1,199,845
Wellborn Forest Holding Company	820,125	Peabody Energy Corporation	501,250
	5,074,284		3,258,170
		NATURAL RESOURCES - 0.64%
LEISURE, AMUSEMENT, ENTERTAINMENT - 0.83%		ArcelorMittal	515,000
Brunswick Corporation	520,000	Headwaters, Inc.	318,725
International Game Technology	578,860	Intrepid Potash, Inc.	3,524
	1,098,860		837,249

Babson Capital Participation Investors

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2013
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

OIL & GAS - 6.96%		TRANSPORTATION - 2.02%
Bill Barrett Corporation	$500,000	CHC Helicopter SA	$1,025,000
Calumet Specialty Products Partners L.P.	945,000	Hertz Corporation	232,650
Continental Resources, Inc.	508,750	MNX Holding Company	1,193,432
Ensco PLC	626,954	NABCO, Inc.	216,113
EP Energy/EP Finance, Inc.	565,000		2,667,195
Hilcorp Energy Company	344,500	WASTE MANAGEMENT / POLLUTION - 1.46%
MBWS Ultimate Holdco, Inc.	1,830,266	Terra Renewal LLC	568,552
MEG Energy Corporation	485,000	Torrent Group Holdings, Inc.	1,358,166
Niska Gas Storage Partners LLC	518,750		1,926,718
Petroplex Inv Holdings LLC	1,222,376
Precision Drilling Corporation	253,750
Samson Investment Company	368,813	Total Investments - 106.30%	$140,072,150
Unit Corporation	510,000
Weatherford International Limited	494,319
	9,173,478
PHARMACEUTICALS - 0.47%
CorePharma LLC	361,414
Valeant Pharmaceuticals International	255,000
	616,414
RETAIL STORES - 0.01%
Rue21, Inc.	14,560

TECHNOLOGY - 0.86%
First Data Corporation	256,875
Sencore Holding Company	289,308
Smart Source Holdings LLC	586,099
	1,132,282
TELECOMMUNICATIONS - 2.17%
All Current Holding Company	822,807
CCO Holdings Capital Corporation	475,000
Centurytel, Inc.	522,500
Neustar Inc.	354,375
Sprint Nextel Corporation	527,500
Univision Communications	151,200
	2,853,382

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.   History

Babson Capital Participation Investors (the “Trust”) was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. The Trust will also invest in publicly traded debt securities (including high yield securities), and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“PI Subsidiary Trust”) for the purpose of holding certain investments. The results of the PI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the PI Subsidiary Trust.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”), which updates the criteria used in defining an investment company under U.S. GAAP and also sets forth certain measurement and disclosure requirements. The amendments in ASU 2013-08 are effective for fiscal periods (including interim periods) beginning after December 15, 2013. While management is still assessing the impact of this update on disclosures, the impact of this update is not expected to be material to the financial statements.
A. Fair Value Measurements:

Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between market participants at the measurement date.

Determination of Fair Value

The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for applying those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $96,755,169 (73.42% of net assets) as of June 30, 2013 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Corporate Bonds, Preferred Stocks and Common Stocks

The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At June 30, 2013, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Babson Capital Participation Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust's pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors' pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also includes an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities — Corporate Bonds

The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes' fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.
Corporate Restricted Securities — Common Stock, Preferred Stock and Partnerships & LLC's
The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company's outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company's enterprise value, the company's trailing twelve months earnings before interest, taxes, depreciation and amortization ("EBITDA") is multiplied by a valuation multiple. A discount for lack of marketability is applied to the end result.

Both the company's EBITDA and valuation multiple as well as the discount are considered significant unobservable inputs.

Short Term Securities
Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Quantitative Information about Level 3 Fair Value Measurements
The following table represents quantitative information about Level 3 fair value measurements as of June 30, 2013.

	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Corporate	Discounted	Discount	6.1% to	13.3%
Bonds	Cash Flows	Rate	17.6%

Equity	Market	Valuation	3.4x to	6.7x
Securities	Approach	Multiple	10.2x
		Discount for lack of marketability	0% to 24%	5.2%
		EBITDA	$0.8 million to $117.1 million	$18.0 million

Fair Value Hierarchy
The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

The following is a summary of the inputs used to value the Trust’s net assets as of June 30, 2013:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$81,676,449	$—	$9,075,198	$72,601,251
Common Stock - U.S.	9,569,850	—	—	9,569,850
Preferred Stock	6,752,831	—	—	6,752,831
Partnerships and LLCs	7,831,237	—	—	7,831,237
Public Securities
Corporate Bonds	28,767,887	—	28,767,887	—
Common Stock - U.S.	24,522	24,522	—	—
Short-term Securities	5,449,374	—	5,449,374	—

Total	$140,072,150	$24,522	$43,292,459	$96,755,169

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2012	earnings	Purchases	Sales	Prepayments	out of Level 3	06/30/2013
Restricted Securities
Corporate Bonds	$81,060,756	$(864,166)	$8,166,153	$(3,077,239)	$(12,684,253)	$—	$72,601,251
Common Stock - U.S.	7,793,109	1,623,856	282,522	(129,637)	—	—	9,569,850
Preferred Stock	5,786,187	649,785	316,859	—	—	—	6,752,831
Partnerships and LLCs	6,890,276	613,107	327,854	—	—	—	7,831,237
	$101,530,328	$2,022,582	$9,093,388	$(3,206,876)	$(12,684,253)	$—	$96,755,169

There were no transfers into or out of Level 1 or Level 2 assets.

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations for Level 3 assets:

	Net Increase in Net Assets Resulting from Operations	Change in Unrealized Gains & (Losses) in Net Assets from assets still held
Interest (Amortization)	$297,611	—

Net realized gain on
investments before taxes	$700,693	—

Net change in unrealized
depreciation of investments
before taxes.	$1,024,278	1,671,259

Babson Capital Participation Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

B. Accounting for Investments:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes:

The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The PI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The PI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the PI Subsidiary Trust, all of the PI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of June 30, 2013, the PI Subsidiary Trust has incurred income tax expense of $1,572.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of June 30, 2013, the PI Subsidiary Trust has a deferred tax liability of $530,514.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the six months ended June 30, 2013.

E. Distributions to Shareholders:

The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

3.	Investment Advisory and Administrative Services Contract

A. Services:

Under an Investment Advisory and Administrative Services Contract (the “Contract”) with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B. Fee:

For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust’s net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

C. Basis for Board Renewal of Contract:

At a meeting of the Trustees held on April 19, 2013, the Trustees (including a majority of the Trustees who are not “interested persons” of the Trust or Babson Capital) unanimously approved a one-year continuance of the Contract.

Prior to the meeting, the Trustees requested and received from Ropes & Gray LLP, counsel to the Trust, a memorandum describing the Trustees’ legal responsibilities in connection with their review and re-approval of the Contract. The Trustees also requested and received from Babson Capital extensive written and oral information regarding other matters including: the principal terms of the Contract; the reasons why Babson Capital was proposing the continuance of the Contract; Babson Capital and its personnel; the Trust’s investment performance, including comparative performance information; the nature and quality of the services provided by Babson Capital to the Trust; financial strength of Babson Capital; the fee arrangements between Babson Capital and the Trust; fee and expense information, including comparative fee and expense information; profitability of the advisory arrangement to Babson Capital; and “fallout” benefits to Babson Capital resulting from the Contract.

Among other things, the Trustees discussed and considered with management (i) the aforementioned guidance provided by Ropes & Gray LLP and the information provided by Babson Capital prior to the meeting and (ii) the reasons Babson Capital put forth in support of its recommendation that the Trustees approve the continuance of the Contract. These considerations are summarized below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BABSON CAPITAL TO THE TRUST

In evaluating the scope and quality of the services provided by Babson Capital to the Trust, the Trustees considered, among other factors: (i) the scope of services required to be provided by Babson Capital under the Contract; (ii) Babson Capital’s ability to find and negotiate private placement securities having equity features that are consistent with the stated investment objectives of the Trust; (iii) the experience and quality of Babson Capital’s staff; (iv) the strength of Babson Capital’s financial condition; (v) the nature of the private placement market compared to public markets (including the fact that finding, analyzing, negotiating and servicing private placement securities is more labor-intensive than buying and selling public securities and the administration of private placement securities is more extensive, expensive, and requires greater time and expertise than a portfolio of only public securities); (vi) the potential advantages afforded to the Trust by its ability to co-invest in negotiated private placements with MassMutual and its affiliates; and (vii) the expansion of the scope of services provided by Babson Capital as a result of recent regulatory and legislative initiatives that have required increased legal, compliance and business attention and diligence. Based on such considerations, the Trustees concluded that, overall, they are satisfied with the nature, extent and quality of services provided by Babson Capital, and expected to be provided in the future, under the renewed Contract.

INVESTMENT PERFORMANCE

The Trustees also examined the Trust’s short-term, intermediate-term, and long-term performance as compared against various benchmark indices presented at the meeting, which showed that the Trust had outperformed such indices for the 1-, 3-, 5- and 10-year periods. In addition, the Trustees considered comparisons of the Trust’s performance with the performance of (i) selected closed-end investment companies and funds that may invest in private placement securities and/or bank loans; (ii) selected business development companies with comparable types of investments; and (iii) investment companies included in the Lipper closed-end bond universe. It was acknowledged that, while such comparisons are helpful in judging performance, they are not directly comparable in terms of types of investments due to the fact that business development companies often report returns based on market value, which is affected by factors other than the performance of the underlying portfolio investments. Based on these considerations and the detailed performance information provided to the Trustees at the regular Board meetings each quarter, the Trustees concluded that the Trust’s absolute and relative performance over time have been sufficient to warrant renewal of the Contract.

ADVISORY FEE/COST OF SERVICES PROVIDED AND PROFITABILITY/ MANAGER’S “FALL-OUT” BENEFITS

In connection with the Trustees’ consideration of the advisory fee paid by the Trust to Babson Capital under the Contract, Babson Capital noted that it was unaware of any registered closed-end investment companies that are directly comparable to the Trust in terms of the types of investments and percentages invested in private placement securities (which require more extensive advisory and administrative services than a portfolio of publicly traded securities, as previously discussed) other than Babson Capital Corporate Investors, which also is advised by Babson Capital. Under the terms of its Investment Services Contract, Babson Capital Corporate Investors is charged a quarterly investment advisory fee of 0.3125% of net asset value as of the end of each quarter, which is approximately equal to 1.25% annually. In considering the fee rate provided in the Contract, the Trustees noted the advisory fee charged by Babson Capital to Tower Square Capital Partners, L.P. and Tower Square Capital Partners II and III, L.P., each a private mezzanine fund also managed by Babson Capital, and that the fee Babson Capital Corporate Investors charged compares favorably.

Babson Capital Participation Investors

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

At the request of the Trustees, Babson Capital provided information concerning the profitability of Babson Capital’s advisory relationship with the Trust. The Trustees also considered the non-economic benefits Babson Capital and its affiliates derived from its relationship with the Trust, including the reputational benefits derived from having the Trust listed on the New York Stock Exchange, and the de minimis amount of commissions resulting from the Trust’s portfolio transactions used by Babson Capital for third-party soft dollar arrangements. The Trustees recognized that Babson Capital should be entitled to earn a reasonable level of profit for services provided to the Trust and, based on their review, concluded that they were satisfied that Babson Capital’s historical level of profitability from its relationship with the Trust was not excessive and that the advisory fee structure under the Contract is reasonable.

ECONOMIES OF SCALE

The Trustees considered the concept of economies of scale and possible advisory fee reductions if the Trust were to grow in assets. Given that the Trust is not continuously offering shares, such growth comes principally from retained net realized gain on investments and dividend reinvestment. The Trustees also examined the breakpoint features of selected competitive funds and noted that the minimum starting point for fee reductions in those funds was at least $200 million whereas the Trust’s current net assets are near $124 million. The Trustees concluded that the absence of breakpoints in the fee schedule under the Contract was currently acceptable given the Trust’s current size and closed-end fund structure.
	5.	Purchases and Sales of Investments

			For the six months ended 06/30/2013
			Cost of Investments Acquired	Proceeds from Sales or Maturities
		Corporate restricted securities	$14,009,319	$14,958,267
		Corporate public securities	2,191,575	3,344,038

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of June 30, 2013. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of June 30, 2013 is $5,834,231 and consists of $13,481,000 appreciation and $19,315,231 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax liability of $530,514 on net unrealized gains on the PI Subsidiary Trust.

	6.	Quarterly Results of Investment Operations (Unaudited)

			March 31, 2013
			Amount	Per Share
4. Senior Indebtedness		Investment Income	$3,325,384
		Net Investment Income	2,696,999	$0.26
MassMutual holds the Trust’s $15,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on December 13, 2011. The Note is due December 13, 2023 and accrues interest at 4.09% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2013, the Trust incurred total interest expense on the Note of $306,750.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.
		Net Realized and unrealized
		gain on investments (net of taxes)	2,350,899	0.23

			June 30, 2013
			Amount	Per Share
		Investment Income	$3,234,585
		Net Investment Income	2,607,163	$0.26
		Net Realized and unrealized
		gain on investments (net of taxes)(1,425,028)		(0.14)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

7.	Results of Shareholder Meeting

At the Annual Meeting of Shareholders, which was held on April 19, 2013, shareholders voted on the items set forth below. Shareholders approved all nominees for the Board of Trustees and the proposal to make the Trust’s investment objective non-fundamental.

Item 1: To elect the following individuals to serve on the Board of Trustees:

	Name	For	Withheld

	Robert E. Joyal	6,491,873	379,870
	Edward P. Grace III	6,534,169	337,574
	Susan B. Sweeney	6,539,257	332,486

	Item 2: To make the Trust’s fundamental investment objective non-fundamental.

		For	Against

		4,644,841	492,504

This page intentionally left blank.

This page intentionally left blank.

Babson Capital Participation Investors

Members of the Board of
Trustees

William J. Barrett

Michael H. Brown*

Edward P. Grace III

Robert E. Joyal

Clifford M. Noreen

Susan B. Sweeney*

Maleyne M. Syracuse*

*Member of the Audit Committee

Officers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President
& Secretary

Sean Feeley
Vice President

Michael P. Hermsen
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Babson Capital Participation Investors (the “Trust”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”). The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by DST Systems, Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Transfer Agent for Babson Capital Participation Investors’ Dividend Reinvestment and Cash Purchase Plan, P.O. Box 219086, Kansans City, MO 64121-9086.

ITEM 2. CODE OF ETHICS.

Not applicable for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of this report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing. There have been no changes in any of the Portfolio Managers identified in the Registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable for this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable for this filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant's second fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

None.

(a)(2)	A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

Attached hereto as EX-99.31.1
Attached hereto as EX-99.31.2

(a)(3)
ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

Not applicable for this filing.

(b)	CERTIFICATIONS PURSUANT TO RULE 302-2(b) UNDER THE ACT.

Attached hereto as EX-99.32

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Babson Capital Participation Investors

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael L. Klofas
Michael L. Klofas, President

Date:	September 6, 2013

By:	/s/ James M. Roy
James M. Roy, Vice President and Chief Financial Officer

Date:	September 6, 2013